Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Related Party Transactions
19.
Related party transactions

The table below sets forth major related parties and their relationships with the Group:

Company Name	Relationships with the Group
JD.com, Inc., its subsidiaries and affiliates ("JD Group")	A shareholder of the Group
Aileyou	A former investee of the Group (note)
Shanghai Gulin Technology Co., Ltd and its subsidiaries(“Gulin Group”)	An investee of the Group
Jinsong and its subsidiaries (“Jinsong Group”)	An investee of the Group
AiFenLei and its subsidiaries (“AiFenLei Group”)	An investee of the Group
Shanghai Yueqing Information Technology Co., Ltd(“Yueqing”)	An investee of the Group
Shanghai Yuejun Environmental Protection Technology Co., Ltd. (“Yuejun”)	An investee of the Group

Note: Aileyou became a subsidiary of the Group subsequent to the acquisition in June 2022 (see Note 3).

For the years ended December 31, 2021, 2022 and 2023, significant related party transactions were as follows:

	Years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Net Service Revenue
Services provided to Jinsong Group	1,389	5,936	20,055

Merchandise costs
Purchase from JD Group	6,906	10,849	—
Purchase from Jinsong Group	—	—	242
Purchase from Gulin Group(1)	175,118	242,929	49,115

Operating expenses
Service received from JD Group(2)	363,946	363,764	438,431
Service received from Aileyou	8,502	—	—
Service received from Gulin Group	3,006	—	—

Interest income from loans provided to related parties	1,272	—	2,420

Amount due from related parties
Loan to Gulin Group	80,500	13,000	25,000
Loan to AiFenLei Group	85,900	—	70,000
Repayments from AiFenLei Group	110,015	—	70,000
Repayments from Gulin Group	80,500	13,000	25,000
Repayments from Yueqing	9,500	—	—

19.
Related party transactions—(Continued)

As of December 31, 2022 and 2023, the amount due from/to related parties are as follows:

	As of December 31,
	2022	2023
	RMB	RMB
Due from JD Group (4)	96,745	58,788
Due from Jinsong Group
Other receivables from Jinsong Group	9,323	17,054
Due from AiFenLei Group
Other receivables from AiFenLei Group (5)	189,567	13,909
Due from Gulin Group
Other receivables from Gulin Group	7	—
Due from Yuejun Group	—	231
	295,642	89,982
Due to JD Group
Other payables to JD Group (3)	41,448	76,026
Due to Jinsong Group	5,281	1,945
Due to Gulin Group	875	40
Due to Yuejun Group	—	21
	47,604	78,032

(1)
Gulin is one of the new product suppliers of the Group, the Group mainly purchases new products from Gulin.
(2)
JD Group mainly provides services related to the business on Paipai platform, including channel sales services, advertising services, logistic services and so on.
(3)
Other payables to JD Group mainly include channel commissions payable to JD Group.
(4)
Amount due from JD Group includes fund receivables from payment service provider of JD Group, cash collected by JD Group from third party merchants on behalf of the Group, and advance payment to customers on behalf of JD Group.
(5)
As of December 31, 2022, RMB180,000 was prepaid as deposit to subscribe for preferred shares of AiFenLei. The deposit had been reclassified to long-term investments upon closing of the investment transaction in 2023 (see Note 7).